Consolidated Statements of Shareholders’ Equity	Convertible Preferred Shares CNY (¥) shares	Common Class A CNY (¥) shares	Common Class B CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings Statutory Reserves CNY (¥)	Retained Earnings Unrestricted CNY (¥)	Accumulated Other Comprehensive Income (loss) CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥)	USD ($)
BALANCE at Dec. 31, 2017		¥ 13,095	¥ 52,005	¥ 30,434,900	¥ 14,323,811	¥ 45,633,201	¥ (250,623)		¥ 90,206,389	$ 13,824,946
BALANCE (in Shares) at Dec. 31, 2017		20,115,570	79,884,430
Capital contribution	¥ 5,910			137,732,090					137,738,000	21,109,596
Capital contribution (in Shares)	8,611,133
Noncontrolling interests subscriptions receivable | ¥
Net income						89,217,792			89,217,792	13,673,434
Statutory reserves					5,324,020	(5,324,020)
Foreign currency translation							1,759,288		1,759,288	269,627
BALANCE at Dec. 31, 2018	¥ 5,910	¥ 13,095	¥ 52,005	168,166,990	19,647,831	129,526,973	1,508,665		318,921,469	48,877,603
BALANCE (in Shares) at Dec. 31, 2018	8,611,133	20,115,570	79,884,430
Noncontrolling interests subscriptions receivable | ¥
Net income						102,204,472			102,204,472	15,663,761
Statutory reserves					2,553,551	(2,553,551)
Foreign currency translation							1,589,076		1,589,076	243,540
BALANCE at Dec. 31, 2019	¥ 5,910	¥ 13,095	¥ 52,005	168,166,990	22,201,382	229,177,894	3,097,741		422,715,017	64,784,904
BALANCE (in Shares) at Dec. 31, 2019	8,611,133	20,115,570	79,884,430
Issuance of ordinary share through Initial public offering, net			¥ 6,965	171,465,783					171,472,748	26,279,751
Issuance of ordinary share through Initial public offering, net (in Shares)			9,838,280
Conversion of Series A preferred shares into Class B ordinary shares	¥ (5,910)		¥ 5,910
Conversion of Series A preferred shares into Class B ordinary shares (in Shares)	(8,611,133)		8,611,133
Issuance of ordinary share through public offering, net			¥ 10,588	401,329,133					401,339,721	61,508,946
Issuance of ordinary share through public offering, net (in Shares)			15,120,000
Issuance of ordinary share for compensation and services			¥ 12,071	191,406,387					191,418,458	29,336,612
Issuance of ordinary share for compensation and services (in Shares)			17,500,000
Noncontrolling interests acquired								94,611,165	94,611,165	14,500,019
Noncontrolling interests subscriptions receivable								(88,671,062)	(88,671,062)	(13,589,643)
Net income						(151,167,868)		6,209,945	(144,957,923)	(22,216,116)
Statutory reserves					1,802,101	(1,802,101)
Foreign currency translation							(38,531,887)	(344,314)	(38,876,201)	(5,958,130)
BALANCE at Dec. 31, 2020		¥ 13,095	¥ 87,539	¥ 932,368,293	¥ 24,003,483	¥ 76,207,925	¥ (35,434,146)	¥ 11,805,734	¥ 1,009,051,923	$ 154,646,343
BALANCE (in Shares) at Dec. 31, 2020		20,115,570	130,953,843